UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02679

DAVIS SERIES, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant's telephone number, including area code: 520-806-7600
Date of fiscal year end: December 31, 2018

Date of reporting period: September 30, 2018

ITEM 1. SCHEDULE OF INVESTMENTS

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND	September 30, 2018 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (87.23%)
COMMUNICATION SERVICES – (10.88%)
Media & Entertainment – (10.88%)
Alphabet Inc., Class A *	11,011	$13,291,158
Alphabet Inc., Class C *	30,145	35,977,153
ASAC II L.P. *(a)(b)	116,129	113,389
Facebook, Inc., Class A *	102,963	16,933,295
Fang Holdings Ltd., Class A, ADR (China)*	884,182	2,290,031
iQIYI, Inc., Class A, ADR (China)*	248,920	6,738,264
	Total Communication Services	75,343,290
CONSUMER DISCRETIONARY – (13.37%)
Automobiles & Components – (4.80%)
Adient PLC	551,901	21,695,228
Aptiv PLC	137,060	11,499,334
		33,194,562
Retailing – (8.57%)
Amazon.com, Inc. *	16,457	32,963,371
JD.com, Inc., Class A, ADR (China)*	411,688	10,740,940
Quotient Technology Inc. *	1,009,953	15,654,272
		59,358,583
	Total Consumer Discretionary	92,553,145
ENERGY – (14.56%)
Apache Corp.	884,370	42,157,918
Encana Corp. (Canada)	805,972	10,566,293
Magnolia Oil & Gas Corp., Class A *	1,941,190	29,137,262
Seven Generations Energy Ltd., Class A (Canada)*	1,591,000	18,969,070
	Total Energy	100,830,543
FINANCIALS – (12.80%)
Banks – (4.51%)
Wells Fargo & Co.	594,181	31,230,153
Diversified Financials – (5.32%)
Consumer Finance – (2.37%)
Capital One Financial Corp.	172,980	16,420,991
Diversified Financial Services – (2.95%)
Berkshire Hathaway Inc., Class B *	95,343	20,413,890
		36,834,881
Insurance – (2.97%)
Multi-line Insurance – (1.44%)
Sul America S.A. (Brazil)	1,546,900	9,958,871
Property & Casualty Insurance – (1.53%)
Markel Corp. *	8,907	10,585,881
		20,544,752
	Total Financials	88,609,786
HEALTH CARE – (10.19%)
Health Care Equipment & Services – (8.74%)
Aetna Inc.	173,800	35,255,330
Express Scripts Holding Co. *	151,573	14,400,951
Quest Diagnostics Inc.	49,373	5,327,841
UnitedHealth Group Inc.	20,685	5,503,037
		60,487,159

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	September 30, 2018 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Pharmaceuticals, Biotechnology & Life Sciences – (1.45%)
Shire PLC, ADR (United Kingdom)	55,570	$10,073,174
	Total Health Care	70,560,333
INDUSTRIALS – (15.55%)
Capital Goods – (15.20%)
Eaton Corp. PLC	131,157	11,375,247
Ferguson PLC (United Kingdom)	95,505	8,109,953
General Electric Co.	1,844,750	20,827,227
Johnson Controls International PLC	547,565	19,164,775
Safran S.A. (France)	101,660	14,246,510
United Technologies Corp.	225,446	31,519,605
		105,243,317
Transportation – (0.35%)
Azul S.A., ADR (Brazil)*	135,518	2,410,865
	Total Industrials	107,654,182
INFORMATION TECHNOLOGY – (9.88%)
Semiconductors & Semiconductor Equipment – (5.26%)
Applied Materials, Inc.	166,210	6,424,017
Intel Corp.	194,700	9,207,363
Qorvo Inc. *	171,500	13,186,635
Texas Instruments Inc.	70,942	7,611,367
		36,429,382
Software & Services – (4.62%)
BlackBerry Ltd. (Canada)*	889,370	10,121,031
Microsoft Corp.	62,929	7,197,190
Oracle Corp.	170,390	8,785,308
SAP SE, ADR (Germany)	48,085	5,914,455
		32,017,984
	Total Information Technology	68,447,366
TOTAL COMMON STOCK – (Identified cost $428,284,397)		603,998,645
PREFERRED STOCK – (8.53%)
CONSUMER DISCRETIONARY – (8.53%)
Retailing – (8.53%)
Didi Chuxing Joint Co., Series A (China)*(a)(b)	416,153	19,351,114
Didi Chuxing Joint Co., Series B (China)*(a)(b)	52,649	2,448,178
Grab Holdings Inc., Series F (Singapore)*(a)(b)	2,911,103	17,940,837
Grab Holdings Inc., Series G (Singapore)*(a)(b)	1,406,824	8,670,116
Missfresh Ltd., Series E (China)*(a)(b)	2,487,069	10,655,350
	Total Consumer Discretionary	59,065,595
TOTAL PREFERRED STOCK – (Identified cost $46,710,667)		59,065,595
SHORT-TERM INVESTMENTS – (4.27%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 2.28%, 10/01/18, dated 09/28/18, repurchase value of $6,107,160 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 1.55%-10.00%, 10/25/18-10/01/48, total market value $6,228,120)	$6,106,000	6,106,000

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	September 30, 2018 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (CONTINUED)
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 2.24%, 10/01/18, dated 09/28/18, repurchase value of $2,213,413 (collateralized by: U.S. Government agency obligations in a pooled cash account, 2.50%-2.625%, 06/30/20-06/15/21, total market value $2,257,260)	$2,213,000	$2,213,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 2.27%, 10/01/18, dated 09/28/18, repurchase value of $15,145,865 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.499%-7.50%, 12/01/18-07/20/68, total market value $15,445,860)	15,143,000	15,143,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 2.28%, 10/01/18, dated 09/28/18, repurchase value of $6,107,160 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-5.00%, 11/01/18-09/01/48, total market value $6,228,120)	6,106,000	6,106,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $29,568,000)	29,568,000
	Total Investments – (100.03%) – (Identified cost $504,563,064)		692,632,240
	Liabilities Less Other Assets – (0.03%)		(180,663)
		Net Assets – (100.00%)	$692,451,577

ADR: American Depositary Receipt

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $59,178,984 or 8.55% of the Fund's net assets as of September 30, 2018.

(b)	The value of this security was determined using significant unobservable inputs.

Please refer to "Notes to Schedule of Investments" on page 17 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND	September 30, 2018 (Unaudited)

	Principal	Value
MORTGAGES – (82.09%)
COLLATERALIZED MORTGAGE OBLIGATIONS – (68.23%)
Fannie Mae, 4.00%, 02/25/19	$886	$885
Fannie Mae, 3.50%, 10/25/20	154,072	154,164
Fannie Mae, 2.5658% (1 month LIBOR + 35), 07/25/37 (a)	39,802	39,897
Fannie Mae, 3.50%, 01/25/39	1,389,000	1,381,683
Fannie Mae, 3.00%, 04/25/39	2,060,196	2,017,420
Fannie Mae, 3.00%, 04/25/41	1,405,890	1,391,392
Freddie Mac, 3.10%, 03/15/25	1,482,509	1,479,259
Freddie Mac, 4.00%, 06/15/26	586,209	597,878
Freddie Mac, 2.00%, 06/15/28	1,225,859	1,185,061
Freddie Mac, 3.00%, 11/15/39	494,226	493,642
Freddie Mac, 4.00%, 12/15/39	1,041,077	1,055,789
Freddie Mac, 2.00%, 11/15/40	884,828	847,359
Freddie Mac, 3.00%, 03/15/43	417,366	417,490
Freddie Mac Multifamily Structured Pass-Through, 5.085%, 03/25/19	2,000,000	2,009,860
Freddie Mac Multifamily Structured Pass-Through, 2.689%, 12/25/24	883,921	856,245
Ginnie Mae, 6.8039%, 06/20/31	898,709	957,744
Ginnie Mae, 3.00%, 12/20/37	142,410	137,995
Ginnie Mae, 4.00%, 11/20/38	89,645	89,622
Ginnie Mae, 3.50%, 08/20/39	202,328	202,519
Ginnie Mae, 4.00%, 09/20/39	94,591	95,784
Ginnie Mae, 1.45%, 10/16/40	1,549,375	1,494,094
Ginnie Mae, 3.00%, 12/20/61	652,360	651,834
Ginnie Mae, 2.00%, 07/20/62	731,883	725,263
Ginnie Mae, 2.3502% (1 month LIBOR + 27), 01/20/67 (a)	582,135	581,848
	Total Collateralized Mortgage Obligations	18,864,727
FANNIE MAE POOLS – (5.45%)
4.00%, 05/01/29, Pool No. AL7358	1,403,394	1,431,736
6.50%, 07/01/32, Pool No. 635069	28,234	29,241
6.00%, 09/01/37, Pool No. 888796	42,711	46,528
	Total Fannie Mae Pools	1,507,505
GINNIE MAE POOLS – (8.41%)
4.659%, 01/20/63, Pool No. AC0942	631,617	652,194
4.70%, 01/20/63, Pool No. AC0934	1,617,903	1,674,147
	Total Ginnie Mae Pools	2,326,341
TOTAL MORTGAGES – (Identified cost $23,054,891)		22,698,573
OTHER AGENCIES – (0.04%)
Housing Urban Development, 6.00%, 08/01/20	10,000	10,116
TOTAL OTHER AGENCIES – (Identified cost $10,000)		10,116
SHORT-TERM INVESTMENTS – (17.94%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 2.28%, 10/01/18, dated 09/28/18, repurchase value of $1,024,195 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 1.55%-10.00%, 10/25/18-10/01/48, total market value $1,044,480)	1,024,000	1,024,000

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND - (CONTINUED)	September 30, 2018 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (CONTINUED)
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 2.24%, 10/01/18, dated 09/28/18, repurchase value of $372,069 (collateralized by: U.S. Government agency obligations in a pooled cash account, 2.50%-2.625%, 06/30/20-06/15/21, total market value $379,440)	$372,000	$372,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 2.27%, 10/01/18, dated 09/28/18, repurchase value of $2,540,480 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-6.00%, 02/15/25-01/20/66, total market value $2,590,800)	2,540,000	2,540,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 2.28%, 10/01/18, dated 09/28/18, repurchase value of $1,024,195 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.786%-4.50%, 09/01/37-08/01/48, total market value $1,044,480)	1,024,000	1,024,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $4,960,000)	4,960,000
	Total Investments – (100.07%) – (Identified cost $28,024,891)		27,668,689
	Liabilities Less Other Assets – (0.07%)		(19,291)
		Net Assets – (100.00%)	$27,649,398

(a)	The interest rates on floating rate securities, shown as of September 30, 2018, may change daily or less frequently and are based on a published reference rate and basis point spread.

Please refer to "Notes to Schedule of Investments" on page 17 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT MONEY MARKET FUND	September 30, 2018 (Unaudited)

	Principal	Value
FANNIE MAE – (17.67%)
1.00%, 10/26/18	$1,000,000	$999,445
1.20%, 11/15/18	1,000,000	998,824
1.15%, 11/28/18	5,000,000	4,991,961
1.50%, 11/30/18	500,000	499,725
1.125%, 12/14/18	5,685,000	5,677,088
1.00%, 12/20/18	1,000,000	997,507
1.20%, 01/29/19	3,595,000	3,582,828
1.25%, 02/22/19	3,000,000	2,989,289
1.25%, 02/26/19	7,000,000	6,973,404
1.75%, 02/27/19	3,600,000	3,591,962
TOTAL FANNIE MAE – (Identified cost $31,302,033)		31,302,033
FEDERAL FARM CREDIT BANK – (11.71%)
2.1988% (1 month LIBOR + 9.5), 10/03/18 (a)	5,800,000	5,800,082
0.85%, 10/25/18	1,775,000	1,773,621
2.2679% (1 month LIBOR + 12), 11/13/18 (a)	2,390,000	2,390,652
0.89%, 11/16/18	1,000,000	998,497
1.34%, 11/30/18	600,000	599,476
1.9876% (1 month LIBOR – 14.5), 01/09/19 (a)	2,000,000	1,999,971
2.3822% (1 month LIBOR + 17), 01/22/19 (a)	4,100,000	4,103,615
2.3084% (1 month LIBOR + 15), 03/15/19 (a)	110,000	110,111
2.1722% (1 month LIBOR – 4), 04/24/19 (a)	985,000	985,395
1.60%, 06/06/19	2,000,000	1,988,860
TOTAL FEDERAL FARM CREDIT BANK – (Identified cost $20,750,280)		20,750,280
FEDERAL HOME LOAN BANK – (33.42%)
1.05%, 10/05/18	600,000	599,951
1.974% (1 month LIBOR – 14), 10/05/18 (a)	1,900,000	1,900,000
1.05%, 10/26/18	5,000,000	4,997,672
2.125% (3 month LIBOR – 21), 10/26/18 (a)	3,580,000	3,580,495
2.043% (1 month LIBOR – 9), 11/08/18 (a)	1,920,000	1,920,041
2.003% (1 month LIBOR – 13), 11/09/18 (a)	8,000,000	8,000,000
2.035% (1 month LIBOR – 13), 11/16/18 (a)	5,000,000	5,000,008
1.964% (1 month LIBOR – 14), 01/02/19 (a)	750,000	750,004
1.994% (1 month LIBOR – 11), 01/04/19 (a)	1,000,000	1,000,036
1.25%, 01/16/19	12,255,000	12,223,575
1.625%, 01/18/19	1,500,000	1,497,440
1.625%, 02/27/19	3,000,000	2,992,022
2.102% (1 month LIBOR – 11), 04/22/19 (a)	2,000,000	1,999,860
2.174% (3 month LIBOR – 16), 06/12/19 (a)	9,780,000	9,788,462
1.50%, 09/27/19	3,000,000	2,967,481
TOTAL FEDERAL HOME LOAN BANK – (Identified cost $59,217,047)		59,217,047
FREDDIE MAC – (4.82%)
0.875%, 10/12/18	3,000,000	2,999,039
1.10%, 10/29/18	1,000,000	999,478

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT MONEY MARKET FUND - (CONTINUED)	September 30, 2018 (Unaudited)

		Principal	Value
FREDDIE MAC – (CONTINUED)
	1.02%, 11/28/18	$1,500,000	$1,498,336
	1.15%, 12/28/18	500,000	498,580
	1.10%, 01/25/19	550,000	548,025
	1.00%, 02/25/19	2,000,000	1,991,217
		TOTAL FREDDIE MAC – (Identified cost $8,534,675)	8,534,675
SHORT-TERM INVESTMENTS – (32.41%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 2.28%, 10/01/18, dated 09/28/18, repurchase value of $11,860,253 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 1.55%-10.00%, 10/25/18-10/01/48, total market value $12,095,160)	11,858,000	11,858,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 2.24%, 10/01/18, dated 09/28/18, repurchase value of $4,298,802 (collateralized by: U.S. Government agency obligations in a pooled cash account, 2.50%-2.625%, 06/30/20-06/15/21, total market value $4,383,960)	4,298,000	4,298,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 2.27%, 10/01/18, dated 09/28/18, repurchase value of $29,413,563 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.579%-4.50%, 03/01/24-03/15/59, total market value $29,996,160)	29,408,000	29,408,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 2.28%, 10/01/18, dated 09/28/18, repurchase value of $11,860,253 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-5.50%, 04/01/26-09/01/48, total market value $12,095,160)	11,858,000	11,858,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $57,422,000)	57,422,000
	Total Investments – (100.03%) – (Identified cost $177,226,035)		177,226,035
	Liabilities Less Other Assets – (0.03%)		(45,379)
		Net Assets – (100.00%)	$177,180,656

(a)
The interest rates on floating rate securities, shown as of September 30, 2018, may change daily or less frequently and are based on a published reference rate and basis point spread. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

Please refer to "Notes to Schedule of Investments" on page 17 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND	September 30, 2018 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (99.04%)
COMMUNICATION SERVICES – (3.06%)
Media & Entertainment – (3.06%)
Alphabet Inc., Class A *	13,984	$16,879,806
Alphabet Inc., Class C *	21,442	25,590,384
	Total Communication Services	42,470,190
FINANCIALS – (95.98%)
Banks – (31.06%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	883,542	45,820,488
Danske Bank A/S (Denmark)	516,500	13,566,076
DBS Group Holdings Ltd. (Singapore)	2,257,517	43,084,466
DNB ASA (Norway)	2,904,830	61,121,442
JPMorgan Chase & Co.	622,544	70,247,865
PNC Financial Services Group, Inc.	230,386	31,376,269
U.S. Bancorp	1,868,128	98,655,840
Wells Fargo & Co.	1,268,489	66,671,782
		430,544,228
Diversified Financials – (41.68%)
Capital Markets – (20.14%)
Bank of New York Mellon Corp.	1,298,801	66,225,863
Blackstone Group L.P.	416,500	15,860,320
Charles Schwab Corp.	347,028	17,056,426
Goldman Sachs Group, Inc.	191,655	42,976,717
Julius Baer Group Ltd. (Switzerland)	673,484	33,701,650
KKR & Co. Inc., Class A	1,101,300	30,032,451
Oaktree Capital Group LLC, Class A	693,900	28,727,460
State Street Corp.	532,233	44,590,481
		279,171,368
Consumer Finance – (12.77%)
American Express Co.	837,082	89,140,862
Capital One Financial Corp.	925,571	87,864,455
		177,005,317
Diversified Financial Services – (8.77%)
Berkshire Hathaway Inc., Class A *	299	95,680,015
Visa Inc., Class A	173,042	25,971,874
		121,651,889
		577,828,574
Insurance – (23.24%)
Insurance Brokers – (1.38%)
Marsh & McLennan Cos, Inc.	230,826	19,093,927
Multi-line Insurance – (3.79%)
Loews Corp.	1,045,346	52,507,729
Property & Casualty Insurance – (9.64%)
Chubb Ltd.	434,848	58,113,087
Markel Corp. *	63,561	75,541,613
		133,654,700
Reinsurance – (8.43%)
Alleghany Corp.	59,950	39,119,173
Everest Re Group, Ltd.	173,781	39,703,745
Greenlight Capital Re, Ltd., Class A *	980,700	12,160,680

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND - (CONTINUED)	September 30, 2018 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
	Reinsurance – (Continued)
	Swiss Re AG (Switzerland)	280,600	$25,904,178
			116,887,776
			322,144,132
		Total Financials	1,330,516,934
	TOTAL COMMON STOCK – (Identified cost $919,905,338)		1,372,987,124
SHORT-TERM INVESTMENTS – (0.10%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 2.28%, 10/01/18, dated 09/28/18, repurchase value of $289,055 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 1.55%-10.00%, 10/25/18-10/01/48, total market value $294,780)	$289,000	289,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 2.24%, 10/01/18, dated 09/28/18, repurchase value of $105,020 (collateralized by: U.S. Government agency obligations in a pooled cash account, 2.50%-2.625%, 06/30/20-06/15/21, total market value $107,100)	105,000	105,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 2.27%, 10/01/18, dated 09/28/18, repurchase value of $716,135 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-6.00%, 11/01/23-03/20/63, total market value $730,320)	716,000	716,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 2.28%, 10/01/18, dated 09/28/18, repurchase value of $289,055 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.882%-3.786%, 09/01/37-11/01/44, total market value $294,780)	289,000	289,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,399,000)		1,399,000
	Total Investments – (99.14%) – (Identified cost $921,304,338)		1,374,386,124
	Other Assets Less Liabilities – (0.86%)		11,927,448
	Net Assets – (100.00%)		$1,386,313,572

*	Non-income producing security.

Please refer to "Notes to Schedule of Investments" on page 17 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND	September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCK – (72.32%)
COMMUNICATION SERVICES – (4.34%)
Media & Entertainment – (4.34%)
Alphabet Inc., Class C *	5,176	$6,177,401
Facebook, Inc., Class A *	13,002	2,138,309
	Total Communication Services	8,315,710
CONSUMER DISCRETIONARY – (3.54%)
Retailing – (3.54%)
Amazon.com, Inc. *	3,391	6,792,173
	Total Consumer Discretionary	6,792,173
ENERGY – (4.44%)
Apache Corp.	103,800	4,948,146
Encana Corp. (Canada)	271,878	3,564,321
	Total Energy	8,512,467
FINANCIALS – (33.40%)
Banks – (14.13%)
Danske Bank A/S (Denmark)	40,320	1,059,021
DBS Group Holdings Ltd. (Singapore)	204,700	3,906,677
DNB ASA (Norway)	298,860	6,288,407
JPMorgan Chase & Co.	33,973	3,833,513
U.S. Bancorp	116,825	6,169,528
Wells Fargo & Co.	111,008	5,834,581
		27,091,727
Diversified Financials – (14.52%)
Capital Markets – (3.23%)
Bank of New York Mellon Corp.	121,240	6,182,027
Consumer Finance – (5.78%)
American Express Co.	35,165	3,744,721
Capital One Financial Corp.	77,331	7,341,032
		11,085,753
Diversified Financial Services – (5.51%)
Berkshire Hathaway Inc., Class B *	49,306	10,556,908
		27,824,688
Insurance – (4.75%)
Property & Casualty Insurance – (2.15%)
Chubb Ltd.	30,810	4,117,448
Reinsurance – (2.60%)
Greenlight Capital Re, Ltd., Class A *	402,850	4,995,340
		9,112,788
	Total Financials	64,029,203
HEALTH CARE – (2.42%)
Health Care Equipment & Services – (2.42%)
Aetna Inc.	22,880	4,641,208
	Total Health Care	4,641,208
INDUSTRIALS – (8.98%)
Capital Goods – (8.98%)
Johnson Controls International PLC	135,997	4,759,895
Safran S.A. (France)	32,530	4,558,715
United Technologies Corp.	56,399	7,885,144
	Total Industrials	17,203,754

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	September 30, 2018 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (11.74%)
Semiconductors & Semiconductor Equipment – (8.55%)
Applied Materials, Inc.	152,808	$5,906,029
Intel Corp.	115,040	5,440,241
Texas Instruments Inc.	47,103	5,053,681
		16,399,951
Software & Services – (3.19%)
Microsoft Corp.	53,451	6,113,191
	Total Information Technology	22,513,142
MATERIALS – (3.46%)
LafargeHolcim Ltd. (Switzerland)	134,220	6,626,155
	Total Materials	6,626,155
TOTAL COMMON STOCK – (Identified cost $127,566,774)		138,633,812
INSTITUTIONAL PREFERRED – (2.08%)
FINANCIALS – (2.08%)
Diversified Financials – (2.08%)
Capital Markets – (2.08%)
Bank of New York Mellon Corp., Series E, 4.95%, Jr. Sub. Deb. (a)	3,902,000	3,984,918
TOTAL INSTITUTIONAL PREFERRED – (Identified cost $3,945,647)		3,984,918
CORPORATE BONDS – (13.78%)
COMMUNICATION SERVICES – (2.61%)
Media & Entertainment – (0.77%)
Discovery Communications LLC, Sr. Notes, 2.20%, 09/20/19	$1,500,000	1,488,610
Telecommunication Services – (1.84%)
Verizon Communications Inc., Sr. Notes, 2.8596% (3 month LIBOR + 55), 05/22/20 (b)	3,500,000	3,520,795
	Total Communication Services	5,009,405
FINANCIALS – (6.54%)
Diversified Financials – (6.54%)
Capital Markets – (1.56%)
Goldman Sachs Group, Inc., Sr. Notes, 3.5071% (3 month LIBOR + 116), 04/23/20 (b)	2,960,000	2,998,236
Consumer Finance – (3.53%)
Capital One N.A., Sr. Notes, 3.4889% (3 month LIBOR + 115), 01/30/23 (b)	2,800,000	2,831,905
General Motors Financial Co., Inc., Sr. Notes, 2.8805% (3 month LIBOR + 54), 11/06/20 (b)	3,941,000	3,932,929
		6,764,834
Mortgage Real Estate Investment Trusts (REITs) – (1.45%)
Thornburg Mortgage, Inc., Sr. Notes, 8.00%, 05/15/13 (c)	10,210,000	2,769,463
	Total Financials	12,532,533
INDUSTRIALS – (1.45%)
Capital Goods – (1.14%)
General Electric Co., Sr. Notes, 3.3392% (3 month LIBOR + 100), 04/15/23 (b)	2,165,000	2,183,664
Transportation – (0.31%)
Burlington Northern and Santa Fe Railway Co. 2004-1 Pass-Through Trust, 4.575%, 01/15/21	597,324	603,189
	Total Industrials	2,786,853

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	September 30, 2018 (Unaudited)

	Principal	Value
CORPORATE BONDS – (CONTINUED)
INFORMATION TECHNOLOGY – (1.88%)
Software & Services – (1.88%)
Oracle Corp., Sr. Notes, 1.90%, 09/15/21	$3,725,000	$3,598,113
	Total Information Technology	3,598,113
MATERIALS – (1.30%)
Allegheny Technologies, Inc., Sr. Notes, 5.95%, 01/15/21	2,429,000	2,480,616
	Total Materials	2,480,616
TOTAL CORPORATE BONDS – (Identified cost $31,300,855)		26,407,520
MORTGAGES – (8.07%)
Fannie Mae, 4.50%, 10/01/33, Pool No. AL8809	1,915,056	2,028,963
Freddie Mac, 5.00%, 06/01/44, Pool No. G60660	2,211,839	2,352,738
Freddie Mac Multifamily Structured Pass-Through, 3.13%, 06/25/21	3,553,000	3,545,077
Ginnie Mae, Series 2009-31, 4.50%, 06/20/38	1,277,828	1,297,919
Ginnie Mae, Series 2017-H06, 2.3293% (12 month LIBOR + 22), 02/20/67 (b)	3,404,707	3,391,124
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016- JP2, Class A2, 2.4751%, 08/15/49	2,913,000	2,852,672
TOTAL MORTGAGES – (Identified cost $15,806,444)		15,468,493
U.S. GOVERNMENT – (1.49%)
U.S. Treasury Note/Bond, 1.125%, 06/30/21	2,990,000	2,852,647
TOTAL U.S. GOVERNMENT – (Identified cost $2,999,742)		2,852,647
SHORT-TERM INVESTMENTS – (3.39%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 2.28%, 10/01/18, dated 09/28/18, repurchase value of $1,343,255 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 1.55%-10.00%, 10/25/18-10/01/48, total market value $1,369,860)	1,343,000	1,343,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 2.24%, 10/01/18, dated 09/28/18, repurchase value of $488,091 (collateralized by: U.S. Government agency obligations in a pooled cash account, 2.50%-2.625%, 06/30/20-06/15/21, total market value $497,760)	488,000	488,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 2.27%, 10/01/18, dated 09/28/18, repurchase value of $3,331,630 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-6.00%, 03/01/23-07/20/68, total market value $3,397,620)	3,331,000	3,331,000
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 2.28%, 10/01/18, dated 09/28/18, repurchase value of $1,343,255 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.882%-5.00%, 09/01/25-09/01/48, total market value $1,369,860)	1,343,000	1,343,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $6,505,000)		6,505,000

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	September 30, 2018 (Unaudited)

	Total Investments – (101.13%) – (Identified cost $188,124,462)	$193,852,390
	Liabilities Less Other Assets – (1.13%)	(2,163,469)
	Net Assets – (100.00%)	$191,688,921

*	Non-income producing security.

(a)	Security is perpetual in nature with no stated maturity date; the interest rate is fixed until June 20, 2020.

(b)	The interest rates on floating rate securities, shown as of September 30, 2018, may change daily or less frequently and are based on a published reference rate and basis point spread.

(c)
This security is in default and is not accruing income. The interest rate shown is the original, contractual interest rate. The Fund may hold securities in default, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently default. As of September 30, 2018, the value of defaulted securities amounted to $2,769,463 (cost: $7,650,174) or 1.45% of the Fund's net assets.

Please refer to "Notes to Schedule of Investments" on page 17 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND	September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCK – (93.27%)
REAL ESTATE – (93.27%)
Equity Real Estate Investment Trusts (REITs) – (92.78%)
Diversified REITs – (3.58%)
Forest City Realty Trust Inc., Class A	305,749	$7,671,242
Health Care REITs – (3.31%)
HCP, Inc.	171,170	4,505,194
Welltower Inc.	40,380	2,597,242
		7,102,436
Hotel & Resort REITs – (2.52%)
Host Hotels & Resorts Inc.	204,801	4,321,301
Ryman Hospitality Properties, Inc.	12,520	1,078,848
		5,400,149
Industrial REITs – (13.62%)
EastGroup Properties, Inc.	36,986	3,536,602
First Industrial Realty Trust, Inc.	144,230	4,528,822
Prologis, Inc.	150,010	10,169,178
Rexford Industrial Realty, Inc.	178,848	5,715,982
Terreno Realty Corp.	139,139	5,245,540
		29,196,124
Office REITs – (15.72%)
Alexandria Real Estate Equities, Inc.	43,083	5,419,411
Boston Properties, Inc.	53,586	6,595,901
Brandywine Realty Trust	189,300	2,975,796
Cousins Properties, Inc.	570,926	5,075,532
Great Portland Estates PLC (United Kingdom)	177,586	1,548,737
Hudson Pacific Properties, Inc.	148,160	4,847,795
SL Green Realty Corp.	37,310	3,638,844
Vornado Realty Trust	49,427	3,608,171
		33,710,187
Residential REITs – (18.96%)
American Campus Communities, Inc.	127,211	5,236,005
American Homes 4 Rent, Class A	102,680	2,247,665
AvalonBay Communities, Inc.	61,508	11,142,174
Camden Property Trust	62,015	5,802,744
Equity LifeStyle Properties, Inc.	11,190	1,079,275
Equity Residential	76,365	5,059,945
Essex Property Trust, Inc.	23,234	5,732,060
Invitation Homes Inc.	97,360	2,230,518
Mid-America Apartment Communities, Inc.	10,500	1,051,890
Sun Communities, Inc.	10,530	1,069,216
		40,651,492
Retail REITs – (18.86%)
Acadia Realty Trust	199,331	5,587,248
Brixmor Property Group, Inc.	211,560	3,704,415
Federal Realty Investment Trust	36,599	4,628,675
Kimco Realty Corp.	165,820	2,775,827
Regency Centers Corp.	79,210	5,122,511
Retail Opportunity Investments Corp.	272,804	5,093,251

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND - (CONTINUED)	September 30, 2018 (Unaudited)

	Shares/Units/ Principal	Value
COMMON STOCK – (CONTINUED)
REAL ESTATE – (CONTINUED)
Equity Real Estate Investment Trusts (REITs) – (Continued)
Retail REITs – (Continued)
Simon Property Group, Inc.	76,496	$13,520,668
		40,432,595
Specialized REITs – (16.21%)
CatchMark Timber Trust Inc., Class A	125,596	1,435,562
CoreSite Realty Corp.	14,860	1,651,541
Crown Castle International Corp.	48,595	5,410,081
CubeSmart	44,880	1,280,427
CyrusOne Inc.	17,818	1,129,661
Digital Realty Trust, Inc.	47,260	5,315,805
Equinix, Inc.	18,880	8,172,963
Extra Space Storage Inc.	32,377	2,805,143
Life Storage, Inc.	18,500	1,760,460
Public Storage	23,781	4,794,963
Weyerhaeuser Co.	31,210	1,007,147
		34,763,753
		198,927,978
Real Estate Management & Development – (0.49%)
Real Estate Operating Companies – (0.49%)
Brookfield Property Partners L.P.	50,307	1,050,913
	Total Real Estate	199,978,891
TOTAL COMMON STOCK – (Identified cost $182,940,727)		199,978,891
PREFERRED STOCK – (0.19%)
REAL ESTATE – (0.19%)
Equity Real Estate Investment Trusts (REITs) – (0.19%)
Retail REITs – (0.19%)
CBL & Associates Properties, Inc., Series D, 7.375%, Cum. Pfd.	18,035	288,019
CBL & Associates Properties, Inc., Series E, 6.625%, Cum. Pfd.	7,543	113,221
	Total Real Estate	401,240
TOTAL PREFERRED STOCK – (Identified cost $606,451)		401,240
SHORT-TERM INVESTMENTS – (6.29%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 2.28%, 10/01/18, dated 09/28/18, repurchase value of $2,787,530 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 1.55%-10.00%, 10/25/18-10/01/48, total market value $2,842,740)	$2,787,000	2,787,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 2.24%, 10/01/18, dated 09/28/18, repurchase value of $1,009,188 (collateralized by: U.S. Government agency obligations in a pooled cash account, 2.50%-2.625%, 06/30/20-06/15/21, total market value $1,029,180)	1,009,000	1,009,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 2.27%, 10/01/18, dated 09/28/18, repurchase value of $6,912,307 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 0.00%-6.00%, 09/01/22-10/15/58, total market value $7,049,220)	6,911,000	6,911,000

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND - (CONTINUED)	September 30, 2018 (Unaudited)

	Principal	Value
SHORT-TERM INVESTMENTS – (CONTINUED)
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 2.28%, 10/01/18, dated 09/28/18, repurchase value of $2,787,530 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 2.50%-5.50%, 05/01/24-09/01/48, total market value $2,842,740)	$2,787,000	$2,787,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $13,494,000)	13,494,000
	Total Investments – (99.75%) – (Identified cost $197,041,178)	213,874,131
	Other Assets Less Liabilities – (0.25%)	534,438
	Net Assets – (100.00%)	$214,408,569

Please refer to "Notes to Schedule of Investments" on page 17 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Notes to Schedule of Investments
September 30, 2018 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing service which takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds' Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds' Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. For Davis Government Money Market Fund, in compliance with Rule 2a-7 of the Investment Company Act of 1940 ("1940 Act"), securities are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security. Money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

DAVIS SERIES, INC.	Notes to Schedule of Investments – (Continued)
September 30, 2018 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of September 30, 2018 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund
Valuation inputs
Level 1 – Quoted Prices:
Common stock:
Communication Services	$75,229,901	$–	$–	$42,470,190	$8,315,710	$–
Consumer Discretionary	92,553,145	–	–	–	6,792,173	–
Energy	100,830,543	–	–	–	8,512,467	–
Financials	88,609,786	–	–	1,330,516,934	64,029,203	–
Health Care	70,560,333	–	–	–	4,641,208	–
Industrials	107,654,182	–	–	–	17,203,754	–
Information Technology	68,447,366	–	–	–	22,513,142	–
Materials	–	–	–	–	6,626,155	–
Real Estate	–	–	–	–	–	199,978,891
Preferred stock:
Real Estate	–	–	–	–	–	401,240
Total Level 1	603,885,256	–	–	1,372,987,124	138,633,812	200,380,131
Level 2 – Other Significant
Observable Inputs:
Preferred stock:
Financials	–	–	–	–	3,984,918	–
Debt securities issued by U.S. Treasuries and U.S. Government corporations and agencies:
Long-term	–	22,708,689	–	–	18,321,140	–
Short-term	–	–	119,804,035	–	–	–
Corporate debt securities	–	–	–	–	26,407,520	–
Short-term securities	29,568,000	4,960,000	57,422,000	1,399,000	6,505,000	13,494,000
Total Level 2	29,568,000	27,668,689	177,226,035	1,399,000	55,218,578	13,494,000
Level 3 – Significant Unobservable
Inputs:
Common stock:
Communication Services	113,389	–	–	–	–	–
Preferred stock:
Consumer Discretionary	59,065,595	–	–	–	–	–
Total Level 3	59,178,984	–	–	–	–	–
Total Investments	$692,632,240	$27,668,689	$177,226,035	$1,374,386,124	$193,852,390	$213,874,131

DAVIS SERIES, INC.	Notes to Schedule of Investments – (Continued)
September 30, 2018 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - (Continued)

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the nine months ended September 30, 2018. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at September 30, 2018 for Davis Opportunity Fund was $605,366. There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance January 1, 2018	Cost of Purchases	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Proceeds from Sales	Ending Balance September 30, 2018
Davis Opportunity Fund
Investments in Securities:
Common Stock	$111,635	$–	$1,754	$–	$–	$113,389
Preferred Stock	47,806,633	10,655,350	603,612	–	–	59,065,595
Total Level 3	$47,918,268	$10,655,350	$605,366	$–	$–	$59,178,984

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at	Valuation	Unobservable		Impact to Valuation from
	September 30, 2018	Technique	Input(s)	Amount(s)	an Increase in Input
Davis Opportunity Fund
Investments in Securities:
Common Stock	$113,389	Discounted Cash Flow	Annualized Yield	3.61%	Decrease
Preferred Stock	21,799,292	Market Approach	Transaction Price	$46.50	Increase
Preferred Stock	26,610,953	Market Approach	Transaction Price	$6.1629	Increase
Preferred Stock	10,655,350	Market Approach	Transaction Price	$4.2843	Increase
Total Level 3	$59,178,984

The significant unobservable inputs listed in the above table are used in the fair value measurement of equity securities, and if changed, would affect the fair value of the Funds' investments. The transaction price inputs are attributable to private securities and include assumptions made from private transactions. The "Impact to Valuation from an Increase in Input" represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

Federal Income Taxes

At September 30, 2018, the unrealized appreciation (depreciation) and aggregate cost of investments for federal income tax purposes were as follows:

			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund
Unrealized appreciation	$204,289,885	$37,421	$–	$454,299,828	$14,830,922	$20,954,263
Unrealized depreciation	(18,555,487)	(393,623)	–	(2,143,143)	(9,560,857)	(4,133,484)
Net unrealized appreciation (depreciation)	$185,734,398	$(356,202)	$–	$452,156,685	$5,270,065	$16,820,779
Aggregate cost	$506,897,842	$28,024,891	$177,226,035	$922,229,439	$188,582,325	$197,053,352

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS SERIES, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: November 29, 2018

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer and Principal Accounting Officer

Date: November 29, 2018